INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Disclosure [Line Items]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Parent Company [Member]
Income Taxes Disclosure [Line Items]
Provision for income taxes	0	0	0	0	0	0
Tri Way Industries Limited [Member]
Income Taxes Disclosure [Line Items]
Provision for income taxes	0	0	0	0	0	0
Meiji and Apwam [Member]
Income Taxes Disclosure [Line Items]
Provision for income taxes	0	0	0	0	0	0
SAFS [Member]
Income Taxes Disclosure [Line Items]
Provision for income taxes	0	0	0	0	0	0
JHST, JFD, JHMC, SJAP, and HSA [Member]
Income Taxes Disclosure [Line Items]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0